Income Taxes (Reasonable Probablity of Tax Benefit) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
Accrued interest	CAD 1	CAD 1
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Temporary Differences/Potential change	667	CAD 669
Settlement with Taxing Authority [Member] | 2006 through 2010 years [Member] | Nova Scotia Power Inc. [Member] | Canada Revenue Agency [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Net amount in dispute	62
Prepaid amount in dispute	CAD 23